Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2014
Accrued expenses and other liabilities

19. Accrued expenses and other liabilities

Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2013		2014		2014
	(In millions)
Bills payable	Rs.	54,787.7	Rs.	56,112.0	US$	935.2
Remittances in transit		21,047.8		22,174.7		369.6
Accrued expenses		23,544.1		20,591.7		343.2
New account deposits		4,884.1		7,073.8		117.9
Accounts payable		40,907.8		64,086.3		1,068.1
Derivatives (refer to note 24)		69,099.7		124,176.3		2,069.6
Others		21,751.0		54,472.9		908.0

Total	Rs.	236,022.2	Rs.	348,687.7	US$	5,811.6

The Bank amortizes annual fees on credit cards over the contractual period of the fees. The unamortized annual fees as of March 31, 2014 was Rs. 176.3 million (US$ 2.9 million)